Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Sep. 08, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 01, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Mar. 03, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015
ICE US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	MUNI
Account Value	$ 12,360	$ 12,425	$ 12,631	$ 12,505	$ 12,470	$ 12,614	$ 12,426	$ 12,591	$ 12,467	$ 12,372	$ 12,270	$ 12,085	$ 12,116	$ 12,244	$ 12,256	$ 12,252	$ 12,278	$ 12,004	$ 11,337	$ 11,463	$ 11,772	$ 11,904	$ 11,876	$ 11,776	$ 11,865	$ 11,883	$ 11,638	$ 11,906	$ 11,584	$ 11,586	$ 11,076	$ 11,155	$ 11,550	$ 11,824	$ 11,537	$ 11,732	$ 11,565	$ 11,882	$ 12,222	$ 12,283	$ 12,592	$ 12,577	$ 12,485	$ 12,498		$ 12,585	$ 12,625	$ 12,537	$ 12,503	$ 12,457	$ 12,352	$ 12,286	$ 12,467	$ 12,399		$ 12,328	$ 12,165	$ 12,188	$ 12,189	$ 12,226	$ 12,051	$ 11,961	$ 11,609	$ 11,761	$ 12,156	$ 12,005	$ 11,808	$ 11,772	$ 11,752	$ 11,737	$ 11,820	$ 11,651	$ 11,563	$ 11,515	$ 11,359	$ 11,318	$ 11,156	$ 11,096	$ 11,015	$ 10,886	$ 10,768	$ 10,846	$ 10,915	$ 10,898	$ 10,873	$ 10,861	$ 10,734	$ 10,776	$ 10,740	$ 10,786	$ 10,901	$ 10,794	$ 10,840	$ 10,820	$ 10,861	$ 10,771	$ 10,692	$ 10,717	$ 10,561	$ 10,485		$ 10,461	$ 10,394	$ 10,341	$ 10,229	$ 10,616	$ 10,717	$ 10,769	$ 10,744	$ 10,750	$ 10,578	$ 10,545	$ 10,465	$ 10,419	$ 10,410	$ 10,296	$ 10,215	$ 10,165	$ 10,122	$ 10,054	$ 10,032	$ 9,953	$ 9,967	$ 10,000
ICE BofA Global Broad Market Plus Index
Account Value [Line Items]
Line Graph and Table Measure Name	GBMP
Account Value	$ 10,682	10,385	10,322	10,165	10,105	10,336	10,292	10,650	10,473	10,236	9,958	9,939	9,806	10,066	10,010	10,145	10,275	9,864	9,394	9,513	9,806	9,934	9,879	9,877	10,068	10,017	9,711	10,036	9,727	9,686	9,251	9,318	9,843	10,252	10,028	10,357	10,329	10,924	11,273	11,415	11,671	11,700	11,735	11,768		11,999	12,049	11,898	11,976	11,882	11,737	11,962	12,205	12,336		12,186	11,978	11,990	12,030	12,069	11,697	11,593	11,529	11,318	11,569	11,484	11,333	11,275	11,365	11,291	11,411	11,170	11,196	10,955	10,802	10,832	10,696	10,756	10,595	10,385	10,348	10,457	10,544	10,540	10,557	10,604	10,686	10,853	10,739	10,835	10,717	10,678	10,568	10,609	10,703	10,597	10,426	10,435	10,284	10,171		10,157	10,106	9,998	10,039	10,447	10,731	10,679	10,728	10,647	10,346	10,475	10,343	10,084	9,872	9,777	9,733	9,886	9,865	9,817	9,809	9,785	9,831	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	US00
Account Value	$ 11,670	11,627	11,623	11,376	11,312	11,497	11,383	11,668	11,513	11,352	11,095	10,990	10,807	11,074	10,982	11,134	11,147	10,749	10,297	10,459	10,726	10,793	10,802	10,841	10,961	10,891	10,622	10,895	10,577	10,622	10,250	10,392	10,871	11,175	10,922	11,071	11,024	11,444	11,773	11,925	12,180	12,220	12,172	12,170		12,287	12,304	12,173	12,071	12,035	11,932	12,059	12,279	12,375		12,361	12,242	12,302	12,304	12,406	12,218	12,136	12,075	11,867	11,952	11,738	11,505	11,517	11,523	11,493	11,561	11,255	11,226	11,082	10,885	10,883	10,674	10,675	10,567	10,375	10,315	10,396	10,463	10,395	10,394	10,406	10,333	10,409	10,342	10,440	10,562	10,513	10,527	10,519	10,574	10,476	10,433	10,442	10,360	10,282		10,287	10,217	10,194	10,182	10,432	10,517	10,526	10,540	10,472	10,282	10,277	10,239	10,151	10,076	9,934	9,967	9,995	9,991	9,925	9,939	9,869	9,976	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	US00
Account Value	$ 11,418	11,376	11,372	11,131	11,068	11,249	11,137	11,416	11,265	11,107	10,856	10,753	10,574	10,835	10,745	10,894	10,907	10,517	10,075	10,233	10,494	10,560	10,569	10,607	10,724	10,656	10,393	10,660	10,349	10,393	10,029	10,168	10,637	10,934	10,687	10,832	10,786	11,197	11,519	11,667	11,917	11,956	11,910	11,907		12,022	12,039	11,910	11,810	11,775	11,675	11,799	12,014	12,108		12,095	11,977	12,037	12,039	12,139	11,954	11,874	11,815	11,611	11,694	11,485	11,257	11,269	11,275	11,245	11,312	11,012	10,983	10,843	10,650	10,648	10,444	10,445	10,339	10,151	10,092	10,172	10,237	10,171	10,170	10,181	10,110	10,184	10,118	10,215	10,334	10,286	10,300	10,292	10,346	10,250	10,207	10,216	10,137	10,061	$ 10,000
ICE US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	MUNI
Account Value	$ 12,360	12,425	12,631	12,505	12,470	12,614	12,426	12,591	12,467	12,372	12,270	12,085	12,116	12,244	12,256	12,252	12,278	12,004	11,337	11,463	11,772	11,904	11,876	11,776	11,865	11,883	11,638	11,906	11,584	11,586	11,076	11,155	11,550	11,824	11,537	11,732	11,565	11,882	12,222	12,283	12,592	12,577	12,485	12,498		12,585	12,625	12,537	12,503	12,457	12,352	12,286	12,467	12,399		12,328	12,165	12,188	12,189	12,226	12,051	11,961	11,609	11,761	12,156	12,005	11,808	11,772	11,752	11,737	11,820	11,651	11,563	11,515	11,359	11,318	11,156	11,096	11,015	10,886	10,768	10,846	10,915	10,898	10,873	10,861	10,734	10,776	10,740	10,786	10,901	10,794	10,840	10,820	10,861	10,771	10,692	10,717	10,561	10,485		10,461	10,394	10,341	10,229	10,616	10,717	10,769	10,744	10,750	10,578	10,545	10,465	10,419	10,410	10,296	10,215	10,165	10,122	10,054	10,032	9,953	9,967	10,000
ICE US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	MUNI
Account Value	$ 9,826	9,878	10,041	9,941	9,914	10,028	9,878	10,010	9,911	9,835	9,755	9,607	9,632	9,734	9,743	9,741	9,761	9,543	9,013	9,113	9,359	9,464	9,441	9,362	9,433	9,447	9,252	9,465	9,209	9,211	8,806	8,868	9,182	9,400	9,172	9,327	9,194	9,446	9,716	9,765	10,011	9,998	9,926	9,936	$ 10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	US00
Account Value	$ 11,670	11,627	11,623	11,376	11,312	11,497	11,383	11,668	11,513	11,352	11,095	10,990	10,807	11,074	10,982	11,134	11,147	10,749	10,297	10,459	10,726	10,793	10,802	10,841	10,961	10,891	10,622	10,895	10,577	10,622	10,250	10,392	10,871	11,175	10,922	11,071	11,024	11,444	11,773	11,925	12,180	12,220	12,172	12,170		12,287	12,304	12,173	12,071	12,035	11,932	12,059	12,279	12,375		12,361	12,242	12,302	12,304	12,406	12,218	12,136	12,075	11,867	11,952	11,738	11,505	11,517	11,523	11,493	11,561	11,255	11,226	11,082	10,885	10,883	10,674	10,675	10,567	10,375	10,315	10,396	10,463	10,395	10,394	10,406	10,333	10,409	10,342	10,440	10,562	10,513	10,527	10,519	10,574	10,476	10,433	10,442	10,360	10,282		10,287	10,217	10,194	10,182	10,432	10,517	10,526	10,540	10,472	10,282	10,277	10,239	10,151	10,076	9,934	9,967	9,995	9,991	9,925	9,939	9,869	9,976	10,000
ICE US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	MUNI
Account Value	$ 12,360	12,425	12,631	12,505	12,470	12,614	12,426	12,591	12,467	12,372	12,270	12,085	12,116	12,244	12,256	12,252	12,278	12,004	11,337	11,463	11,772	11,904	11,876	11,776	11,865	11,883	11,638	11,906	11,584	11,586	11,076	11,155	11,550	11,824	11,537	11,732	11,565	11,882	12,222	12,283	12,592	12,577	12,485	12,498		12,585	12,625	12,537	12,503	12,457	12,352	12,286	12,467	12,399		12,328	12,165	12,188	12,189	12,226	12,051	11,961	11,609	11,761	12,156	12,005	11,808	11,772	11,752	11,737	11,820	11,651	11,563	11,515	11,359	11,318	11,156	11,096	11,015	10,886	10,768	10,846	10,915	10,898	10,873	10,861	10,734	10,776	10,740	10,786	10,901	10,794	10,840	10,820	10,861	10,771	10,692	10,717	10,561	10,485		10,461	10,394	10,341	10,229	10,616	10,717	10,769	10,744	10,750	10,578	10,545	10,465	10,419	10,410	10,296	10,215	10,165	10,122	10,054	10,032	9,953	9,967	10,000
ICE US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	MUNI
Account Value	$ 12,360	12,425	12,631	12,505	12,470	12,614	12,426	12,591	12,467	12,372	12,270	12,085	12,116	12,244	12,256	12,252	12,278	12,004	11,337	11,463	11,772	11,904	11,876	11,776	11,865	11,883	11,638	11,906	11,584	11,586	11,076	11,155	11,550	11,824	11,537	11,732	11,565	11,882	12,222	12,283	12,592	12,577	12,485	12,498		12,585	12,625	12,537	12,503	12,457	12,352	12,286	12,467	12,399		12,328	12,165	12,188	12,189	12,226	12,051	11,961	11,609	11,761	12,156	12,005	11,808	11,772	11,752	11,737	11,820	11,651	11,563	11,515	11,359	11,318	11,156	11,096	11,015	10,886	10,768	10,846	10,915	10,898	10,873	10,861	10,734	10,776	10,740	10,786	10,901	10,794	10,840	10,820	10,861	10,771	10,692	10,717	10,561	10,485		10,461	10,394	10,341	10,229	10,616	10,717	10,769	10,744	10,750	10,578	10,545	10,465	10,419	10,410	10,296	10,215	10,165	10,122	10,054	10,032	9,953	9,967	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	US00
Account Value	$ 9,481	9,446	9,443	9,243	9,190	9,341	9,248	9,480	9,354	9,223	9,014	8,929	8,780	8,997	8,922	9,046	9,056	8,733	8,366	8,497	8,714	8,768	8,776	8,808	8,905	8,848	8,630	8,851	8,593	8,629	8,327	8,443	8,832	9,079	8,874	8,994	8,956	9,297	9,565	9,688	9,895	9,928	9,889	9,887		9,982	9,996	9,890	9,807	9,777	9,694	9,797	9,975	10,054	$ 10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	US00
Account Value	$ 9,481	9,446	9,443	9,243	9,190	9,341	9,248	9,480	9,354	9,223	9,014	8,929	8,780	8,997	8,922	9,046	9,056	8,733	8,366	8,497	8,714	8,768	8,776	8,808	8,905	8,848	8,630	8,851	8,593	8,629	8,327	8,443	8,832	9,079	8,874	8,994	8,956	9,297	9,565	9,688	9,895	9,928	9,889	9,887		9,982	9,996	9,890	9,807	9,777	9,694	9,797	9,975	10,054	10,000
ICE US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	MUNI
Account Value	$ 12,360	12,425	12,631	12,505	12,470	12,614	12,426	12,591	12,467	12,372	12,270	12,085	12,116	12,244	12,256	12,252	12,278	12,004	11,337	11,463	11,772	11,904	11,876	11,776	11,865	11,883	11,638	11,906	11,584	11,586	11,076	11,155	11,550	11,824	11,537	11,732	11,565	11,882	12,222	12,283	12,592	12,577	12,485	12,498		12,585	12,625	12,537	12,503	12,457	12,352	12,286	12,467	12,399		12,328	12,165	12,188	12,189	12,226	12,051	11,961	11,609	11,761	12,156	12,005	11,808	11,772	11,752	11,737	11,820	11,651	11,563	11,515	11,359	11,318	11,156	11,096	11,015	10,886	10,768	10,846	10,915	10,898	10,873	10,861	10,734	10,776	10,740	10,786	10,901	10,794	10,840	10,820	10,861	10,771	10,692	10,717	10,561	10,485		10,461	10,394	10,341	10,229	10,616	10,717	10,769	10,744	10,750	10,578	10,545	10,465	10,419	10,410	10,296	10,215	10,165	10,122	10,054	10,032	9,953	9,967	10,000
ICE US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	MUNI
Account Value	$ 12,360	12,425	12,631	12,505	12,470	12,614	12,426	12,591	12,467	12,372	12,270	12,085	12,116	12,244	12,256	12,252	12,278	12,004	11,337	11,463	11,772	11,904	11,876	11,776	11,865	11,883	11,638	11,906	11,584	11,586	11,076	11,155	11,550	11,824	11,537	11,732	11,565	11,882	12,222	12,283	12,592	12,577	12,485	12,498		12,585	12,625	12,537	12,503	12,457	12,352	12,286	12,467	12,399		12,328	12,165	12,188	12,189	12,226	12,051	11,961	11,609	11,761	12,156	12,005	11,808	11,772	11,752	11,737	11,820	11,651	11,563	11,515	11,359	11,318	11,156	11,096	11,015	10,886	10,768	10,846	10,915	10,898	10,873	10,861	10,734	10,776	10,740	10,786	10,901	10,794	10,840	10,820	10,861	10,771	10,692	10,717	10,561	10,485		10,461	10,394	10,341	10,229	10,616	10,717	10,769	10,744	10,750	10,578	10,545	10,465	10,419	10,410	10,296	10,215	10,165	10,122	10,054	10,032	9,953	9,967	10,000
S-Network Municipal Bond Closed-End Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name	CEFMXTR
Account Value	$ 12,995	13,273	13,656	13,378	13,053	13,772	13,403	13,787	13,383	13,122	12,909	12,401	12,114	12,550	12,369	12,262	12,166	11,684	10,387	10,672	11,484	11,991	11,830	11,629	11,930	12,021	11,747	12,398	11,806	12,081	10,798	11,131	12,439	13,005	12,247	12,897	12,442	13,275	14,006	14,236	15,425	15,206	15,004	15,079		15,623	15,524	15,313	15,058	14,726	14,440	14,133	14,386	14,235		13,898	13,253	13,291	13,299	13,431	12,784	12,578	11,794	12,272	13,425	13,587	13,195	13,032	13,005	13,040	13,119	12,885	12,552	12,360	12,123	12,032	11,744	11,529	10,936	10,933	10,652	11,099	11,364	11,257	11,205	11,228	10,994	11,006	11,023	11,083	11,578	11,483	11,422	11,601	11,694	11,641	11,373	11,346	11,132	10,941		10,958	10,936	10,673	10,482	11,020	11,688	11,772	11,853	11,800	11,347	11,331	11,053	10,818	10,702	10,487	10,205	10,169	9,897	9,720	9,759	9,537	9,739	10,000
ICE BofA Diversified High Yield US Emerging Markets Corp Plus Index
Account Value [Line Items]
Line Graph and Table Measure Name	EMLH
Account Value	$ 14,979	15,123	15,150	14,965	14,792	14,793	14,684	14,695	14,446	14,230	13,987	13,839	13,599	13,647	13,449	13,286	13,101	12,728	12,269	12,436	12,459	12,557	12,398	12,148	12,284	12,306	12,324	12,589	12,084	11,703	10,748	11,036	11,607	11,424	11,377	12,105	12,296	12,531	12,986	13,692	14,004	13,951	14,187	14,380		14,589	14,399	14,537	14,459	14,321	14,173	14,280	14,177	14,187		13,839	13,267	13,243	13,399	13,144	12,834	12,362	11,645	11,107	13,292	13,434	13,277	13,027	12,933	12,738	12,516	12,959	12,833	12,490	12,492	12,421	12,357	12,202	11,752	11,690	11,744	11,817	11,501	11,851	11,653	11,794	11,979	12,058	12,112	12,202	12,140	12,090	12,160	12,084	11,986	11,840	11,762	11,792	11,782	11,593		11,590	11,396	11,187	11,016	11,197	11,180	11,054	10,896	10,653	10,380	10,331	10,040	9,630	9,492	9,633	9,897	9,876	9,504	9,753	9,997	10,052	10,144	10,000
ICE US Fallen Angel High Yield 10% Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	H0CF
Account Value	$ 18,181	18,411	18,474	18,399	18,131	18,285	18,051	18,204	17,972	17,702	17,329	17,287	17,114	17,418	17,172	17,242	17,143	16,561	15,658	15,813	16,082	16,076	15,875	15,598	15,781	15,700	15,479	15,723	15,139	15,136	14,751	14,551	15,220	15,430	14,651	15,698	15,635	16,364	16,566	16,847	17,603	17,283	17,509	17,418		17,457	17,317	17,131	16,714	16,661	16,371	16,499	16,402	16,342		15,923	15,003	14,892	15,210	15,043	14,155	13,707	13,099	12,334	14,314	14,430	14,327	13,975	13,907	13,813	13,772	13,733	13,583	13,197	13,380	13,176	13,033	12,781	12,211	12,462	12,707	12,968	12,889	12,816	12,664	12,663	12,711	12,596	12,734	12,989	12,822	12,749	12,775	12,710	12,507	12,448	12,252	12,267	12,170	12,029		12,026	11,850	11,613	11,412	11,526	11,391	11,283	11,002	10,711	10,427	10,421	9,823	9,171	9,034	9,219	9,492	9,693	9,495	9,704	9,822	9,888	10,025	10,000
S&P Green Bond U.S. Dollar Select Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	SPGRUSST
Account Value	$ 12,084	12,063	12,064	11,873	11,812	11,927	11,833	12,015	11,865	11,697	11,479	11,386	11,218	11,394	11,307	11,377	11,365	11,008	10,601	10,721	10,880	10,919	10,871	10,881	10,976	10,876	10,677	10,887	10,599	10,602	10,229	10,335	10,754	10,956	10,744	10,989	10,945	11,318	11,586	11,785	12,063	12,062	12,074	12,168		12,294	12,279	12,187	12,097	12,045	11,948	12,082	12,215	12,255		12,199	12,051	12,080	12,079	12,113	11,902	11,755	11,594	11,289	11,707	11,565	11,342	11,341	11,357	11,308	11,411	11,296	11,336	10,955	10,896	10,904	10,791	10,826	10,669	10,522	10,516	10,711	10,767	10,801	10,768	10,759	10,983	11,156	11,052	11,245	11,068	11,034	10,887	10,922	11,007	10,854	10,588	10,530	10,288	10,113	$ 10,000
ICE Broad High Yield Crossover Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	MHYX
Account Value	$ 14,899	15,088	15,346	15,164	15,062	15,253	15,039	15,206	15,021	14,867	14,719	14,430	14,354	14,504	14,398	14,307	14,228	13,830	12,969	13,238	13,650	13,786	13,731	13,528	13,597	13,545	13,351	13,693	13,184	13,204	12,523	12,740	13,498	13,798	13,317	13,758	13,566	14,049	14,544	14,600	15,028	14,995	14,818	14,877		14,984	15,016	14,836	14,673	14,527	14,327	14,175	14,324	14,043		13,785	13,481	13,477	13,469	13,436	13,064	12,604	12,152	12,582	14,028	13,736	13,439	13,396	13,343	13,316	13,372	13,087	12,998	12,934	12,712	12,648	12,356	12,286	12,201	12,092	11,997	12,138	12,195	12,111	12,061	12,010	11,778	11,743	11,594	11,597	11,712	11,565	11,548	11,513	11,558	11,394	11,288	11,324	11,097	10,994		10,915	10,693	10,566	10,416	11,054	11,202	11,214	11,193	11,143	10,915	10,800	10,691	10,546	10,483	10,378	10,305	10,244	10,110	9,973	9,940	9,884	9,991	10,000
MVIS® US Investment Grade Floating Rate Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVFLTR
Account Value	$ 13,551	13,566	13,523	13,453	13,391	13,321	13,258	13,183	13,103	13,054	12,986	12,927	12,843	12,774	12,687	12,593	12,478	12,388	12,319	12,276	12,215	12,156	12,068	11,982	11,877	11,786	11,862	11,769	11,619	11,541	11,483	11,491	11,480	11,396	11,370	11,470	11,498	11,504	11,558	11,573	11,563	11,569	11,579	11,584		11,576	11,570	11,563	11,550	11,531	11,519	11,535	11,514	11,481		11,461	11,430	11,411	11,405	11,359	11,291	11,166	11,050	10,673	11,335	11,327	11,276	11,241	11,208	11,158	11,121	11,107	11,053	11,018	10,998	10,928	10,877	10,819	10,682	10,748	10,810	10,810	10,788	10,756	10,711	10,700	10,689	10,633	10,648	10,643	10,593	10,573	10,553	10,514	10,485	10,471	10,442	10,415	10,391	10,371		10,348	10,298	10,272	10,240	10,213	10,192	10,187	10,131	10,094	10,084	10,052	10,012	9,981	9,980	9,993	9,999	9,985	9,979	9,994	9,996	9,995	10,006	10,000
ICE Intermediate AMT-Free Broad National Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	MBNI
Account Value	$ 12,606	12,668	12,918	12,768	12,702	12,850	12,650	12,855	12,729	12,620	12,515	12,320	12,411	12,569	12,580	12,574	12,610	12,295	11,601	11,718	12,059	12,202	12,168	12,072	12,200	12,216	11,959	12,233	11,893	11,853	11,310	11,366	11,820	12,102	11,734	11,951	11,741	12,156	12,626	12,668	13,126	13,094	12,954	13,014		13,152	13,210	13,064	13,028	12,989	12,854	12,766	13,045	12,960		12,873	12,632	12,683	12,680	12,775	12,512	12,407	11,940	12,124	12,639	12,452	12,172	12,123	12,093	12,082	12,220	11,989	11,873	11,827	11,631	11,590	11,380	11,309	11,185	11,018	10,858	10,943	11,025	10,993	10,959	10,958	10,823	10,855	10,803	10,855	11,055	10,901	10,987	10,955	11,020	10,927	10,824	10,875	10,660	10,549		10,516	10,440	10,374	10,199	10,738	10,900	10,946	10,935	10,936	10,725	10,712	10,612	10,570	10,568	10,385	10,278	10,220	10,174	10,064	10,032	9,937	9,960	10,000
ICE Long AMT-Free Broad National Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	MBNL
Account Value	$ 12,712	12,830	13,168	13,014	13,046	13,299	12,995	13,220	13,038	12,963	12,849	12,577	12,557	12,749	12,772	12,790	12,823	12,416	11,342	11,605	12,114	12,364	12,332	12,182	12,270	12,266	11,918	12,326	11,816	11,896	11,037	11,232	11,881	12,387	11,911	12,401	12,127	12,782	13,426	13,492	14,025	13,997	13,748	13,792		13,948	14,070	13,909	13,822	13,723	13,524	13,386	13,749	13,616		13,492	13,147	13,211	13,232	13,350	13,027	12,855	12,308	12,650	13,375	13,082	12,751	12,718	12,680	12,684	12,806	12,461	12,345	12,313	12,077	11,977	11,635	11,554	11,486	11,312	11,154	11,293	11,405	11,361	11,361	11,382	11,179	11,251	11,159	11,216	11,460	11,260	11,237	11,177	11,255	11,139	11,019	11,053	10,786	10,698		10,667	10,587	10,544	10,334	10,941	11,157	11,269	11,227	11,249	10,946	10,846	10,714	10,607	10,603	10,457	10,316	10,210	10,165	10,075	10,051	9,923	9,964	10,000
MVIS® Moody's Analytics US BBB Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVBI
Account Value	$ 10,108	10,110	10,144	9,946	9,886	10,058	9,923	10,136	9,955	9,802	9,566	9,512	9,316	9,526	9,391	9,530	9,501	9,135	8,604	8,765	8,965	9,022	8,952	8,901	9,009	8,942	8,685	8,969	8,598	8,592	8,167	8,226	8,674	8,894	8,633	8,891	8,833	9,286	9,577	9,862	10,199	10,206	10,217	10,216		10,306	10,317	10,202	10,044	9,962	9,848	9,949	10,066	10,149	10,000
MVIS® Moody's Analytics US Investment Grade Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVCI
Account Value	$ 9,991	9,983	10,007	9,815	9,760	9,925	9,807	10,018	9,850	9,697	9,469	9,413	9,235	9,437	9,314	9,449	9,433	9,072	8,571	8,725	8,918	8,976	8,910	8,879	8,986	8,912	8,693	8,956	8,612	8,601	8,194	8,263	8,710	8,936	8,686	8,930	8,868	9,310	9,567	9,809	10,129	10,136	10,140	10,131		10,221	10,233	10,122	9,973	9,890	9,779	9,893	10,029	10,125	$ 10,000
ICE 1-12 Year Broad High Yield Crossover Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	MIHX
Account Value	$ 13,788	13,854	13,958	13,835	13,738	13,811	13,692	13,768	13,650	13,520	13,415	13,273	13,250	13,303	13,219	13,165	13,103	12,881	12,459	12,569	12,758	12,794	12,752	12,646	12,705	12,688	12,537	12,698	12,414	12,379	12,043	12,111	12,470	12,625	12,366	12,507	12,417	12,636	12,901	12,931	13,171	13,135	13,054	13,077		13,124	13,120	13,012	12,914	12,843	12,729	12,634	12,712	12,547		12,325	12,161	12,159	12,151	12,116	11,880	11,627	11,387	11,588	12,462	12,305	12,111	12,053	12,006	11,959	12,009	11,862	11,791	11,728	11,591	11,550	11,404	11,342	11,244	11,159	11,076	11,089	11,127	11,070	11,000	10,947	10,797	10,723	10,686	10,699	10,694	10,649	10,711	10,679	10,716	10,584	10,489	10,500	10,389	10,272		10,245	10,182	10,112	10,079	10,566	10,636	10,660	10,624	10,590	10,460	10,420	10,349	10,282	10,245	10,182	10,153	10,154	10,066	9,990	9,974	9,962	10,006	10,000
ICE Short AMT-Free Broad National Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	MBNS
Account Value	$ 11,637	$ 11,658	$ 11,683	$ 11,619	$ 11,560	$ 11,595	$ 11,534	$ 11,597	$ 11,537	$ 11,436	$ 11,350	$ 11,262	$ 11,275	$ 11,312	$ 11,320	$ 11,307	$ 11,317	$ 11,205	$ 10,953	$ 10,949	$ 11,047	$ 11,063	$ 11,044	$ 10,990	$ 11,038	$ 11,074	$ 10,927	$ 11,068	$ 10,928	$ 10,908	$ 10,711	$ 10,714	$ 10,906	$ 11,057	$ 10,913	$ 10,940	$ 10,806	$ 10,952	$ 11,164	$ 11,204	$ 11,435	$ 11,426	$ 11,412	$ 11,439		$ 11,480	$ 11,487	$ 11,429	$ 11,428	$ 11,425	$ 11,385	$ 11,343	$ 11,430	$ 11,395		$ 11,359	$ 11,305	$ 11,326	$ 11,312	$ 11,314	$ 11,210	$ 11,163	$ 10,893	$ 10,891	$ 11,149	$ 11,095	$ 10,987	$ 10,959	$ 10,936	$ 10,884	$ 10,961	$ 10,914	$ 10,840	$ 10,786	$ 10,690	$ 10,689	$ 10,627	$ 10,584	$ 10,505	$ 10,419	$ 10,350	$ 10,364	$ 10,415	$ 10,420	$ 10,384	$ 10,350	$ 10,270	$ 10,304	$ 10,311	$ 10,326	$ 10,331	$ 10,297	$ 10,403	$ 10,407	$ 10,463	$ 10,411	$ 10,350	$ 10,388	$ 10,309	$ 10,257		$ 10,256	$ 10,190	$ 10,101	$ 10,059	$ 10,268	$ 10,301	$ 10,342	$ 10,348	$ 10,314	$ 10,245	$ 10,262	$ 10,223	$ 10,258	$ 10,222	$ 10,129	$ 10,120	$ 10,136	$ 10,095	$ 10,049	$ 10,043	$ 9,999	$ 9,974	$ 10,000